Debt (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Detailed Information about Borrowings [Text Block]

The carrying value of the Company’s outstanding debt consists of the following:

	Year ended December 31,
	2016		2017		2017
	BRL		BRL		USD
Secured borrowings	R$	255,471	R$	199,320	US$	60,254
Nonconvertible notes - Debentures		122,284		84,202		25,454
Bank loans		5,161		2,449		740
Transfer of financial assets with recourse		4,466		—		—

Total long-term debt		387,382		285,971		86,448
Current portion of long-term debt		75,956		106,577		32,218

Long-term debt, net of current portion	R$	311,426	R$	179,394	US$	54,230

The terms and conditions for loans and borrowings as of December 31, 2016 and 2017 are as follows:

				At December 31, 2016	At December 31, 2017	At December 31, 2017
	Currency	Nominal interest rate p.a.	Year of maturity	Carrying amount	Carrying amount	Carrying amount
				BRL	BRL	USD
Secured borrowing - FINAME/BNDES	RS	5.5%	2018	506	200	60
Secured borrowing - FINAME/BNDES	RS	3.0%	2018	926	338	102
Nonconvertible notes - Debentures	RS	100% of CDI + 3.2%	2020	122,284	84,202	25,454
Secured borrowing - Working capital	RS	138.5% of CDI	2020	130,001	115,783	35,002
Secured borrowing - Working capital	RS	100% of CDI + 4.74%	2020	64,819	—	—
Secured borrowing - Working capital	RS	100% of CDI + 3.65%	2020	59,219	56,811	17,174
Secured borrowing - Working capital	RS	TJLP +3%	2026	—	26,188	7,916
Transfer of financial assets with recourse	RS	129.5% of CDI	2017	4,466	—	—
Bank Loan	MXN	TIIE + 1.6%	2017	5,161	—	—
Bank Loan	MXN	TIIE + 1.6%	2018	—	2,449	740

Total				387,382	285,971	86,448

CDI: Interbank Deposit Certificate rate.

TIIE: Interbank Equilibrium Interest Rate

FINAME/BNDES: Special Agency for Industrial Financing/ National Bank of Economic and Social Development

Schedule of Financial Covenants

The Company was in compliance as of December 31, 2017, with all financial covenants described above, as demonstrated below:

	Year ended December 31,
	2016	2017	2017
	BRL	BRL	USD
Credit card operations – Gross(1)	203,691	114,218	34,528
Long-term debt	387,382	285,971	86,448
Coefficient ratio (lower or equal to 3)	1.90	2.50	2.50

(1)	For covenants calculation purposes, the numerator used to calculate the ratio (credit card gross) represents the balance receivable from credit card operators as of December 31, 2017 considering the face value of the corresponding sales invoices (i.e. including interest over installment sales).

Reconciliation of Movements of Assets, Liabilities and Equity to Cash Flows Arising From Financing Activities

Reconciliation of movements of assets, liabilities and equity to cash flows arising from financing activities

	Assets or liabilities
	Long term debt				Reverse factoring				Trade accounts payable				Trade accounts receivable
	BRL		USD		BRL		USD		BRL		USD		BRL		USD
As of January 1, 2017	R$	387,382	US$	117,105	R$	27,867	US$	8,424	R$	335,430	US$	101,400	R$	213,994	US$	64,690
Changes from financing cash flows
Proceeds from debt		159,984		48,363		—		—		—		—		—		—
Payments of debt		(170,459)		(51,529)		—		—		—		—		—		—
Payments of interest		(46,613)		(14,091)		(916)		(277)		(55,936)		(16,909)		(7,166)		(2,166)
Proceeds from issuance of common shares		—		—		—		—		—		—		—		—
Total from financing cash flows		(57,088)		(17,258)		(916)		(277)		(55,936)		(16,909)		(7,166)		(2,166)
Other changes
Adjustments to reconcile net loss to net cash used in operating activities		50,277		15,199		916		277		53,981		16,318		(18,277)		(5,525)
Changes in operating assets and liabilities		—		—		121,061		36,596		34,290		10,366		(74,450)		(22,506)
Cash flows from investing activities		—		—		—		—		—		—		(2,071)		(626)
Non-cash investing and financing activities		(94,151)		(28,462)		—		—		—		—		—		—
Effect of changes in foreign exchange rates		(449)		(136)		—		—		(1,930)		(583)		1,138		344
Total from other changes		(44,323)		(13,399)		121,977		36,873		86,341		26,101		(93,660)		(28,313)

As of December 31, 2017	R$	285,971	US$	86,448	R$	148,928	US$	45,021	R$	365,835	US$	110,591	R$	113,168	US$	34,210

	Equity
	Share Capital				Additional-paid in capital
	BRL		USD		BRL		USD
As of January 1, 2017	R$	141	US$	43	R$	821,988	US$	248,485
Changes from financing cash flows
Proceeds from debt		—		—		—		—
Payments of debt		—		—		—		—
Payments of interest		—		—		—		—
Proceeds from issuance of common shares		84		25		423,082		127,897
Total from financing cash flows		84		25		423,082		127,897
Other changes
Adjustments to reconcile net loss to net cash used in operating activities		—		—		—		—
Changes in operating assets and liabilities		—		—		—		—
Cash flows from investing activities		—		—		—		—
Non-cash investing and financing activities		19		6		101,030		30,541
Effect of changes in foreign exchange rates		—		—		(593)		(179)
Total from other changes		19		6		100,437		30,362

As of December 31, 2017	R$	244	US$	74	R$	1,345,507	US$	406,744